EQUITY - Disclosure of number of restricted share units ("RSU") (Details) - Shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs exercised during the year	9,167,000	0
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU outstanding at the beginning	9,167	9,167
RSU exercisable at the end of year	0	6,891
RSU outstanding at the end of the year	0	9,167